Document and Entity Information	9 Months Ended
Mar. 31, 2017
Document And Entity Information
Entity Registrant Name	Akoustis Technologies, Inc.
Entity Central Index Key	0001584754
Document Type	S-1
Trading Symbol	AKTS
Document Period End Date	Mar. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company